Income Taxes (Details 2) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Tax holiday effect ((increase)/decrease)	¥ 0	$ 0	¥ 0	¥ (12,483)
Basic net loss per share effect ((increase)/decrease) (in dollar per share) | (per share)	¥ 0	$ 0	¥ 0	¥ (0.07)
Diluted net loss per share effect ((increase)/decrease) (in dollar per share) | (per share)	¥ 0	$ 0	¥ 0	¥ (0.07)